Touchstone Large Company Growth Fund Expense Example - Touchstone Large Company Growth Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 602
Expense Example, with Redemption, 3 Years	888
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	2,067
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	1,754
Expense Example, with Redemption, 5 Years	3,237
Expense Example, with Redemption, 10 Years	6,592
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,217
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,046